27. CAPITAL AND RESERVES (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital And Reserves Tables Abstract
Opening balance foreign subsidiary translation adjustment	$ (2,334,328)	$ 5,843,924	$ 14,105,740
Conversion adjustment for the period, net	13,250,715	(8,178,252)	(8,261,816)
Total	$ 10,916,387	$ (2,334,328)	$ 5,843,924